EQUITY (Normal course issuer bid Narrative) (Details) - USD ($) $ in Thousands				12 Months Ended
	Feb. 21, 2018	Nov. 01, 2017	Feb. 17, 2017	Dec. 31, 2017	Jan. 01, 2017	Feb. 23, 2017
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased (in shares)	10,960,391	16,117,175				11,512,267
Number of shares authorized to be repurchased as a percentage of issued and outstanding common shares	5.00%	7.00%	5.00%
Number of shares authorized to be repurchased as a percentage of public float		7.20%
Shares repurchased for cancellation (in shares)				11,512,267	13,775,248
Shares repurchased for cancellation				$ 328,616	$ 394,451
TSX
Disclosure of classes of share capital [line items]
Maximum shares to be repurchased daily	114,889
Average daily trading volume percentage for most recently completed six calendar months	25.00%
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)				11,512,000	13,775,000
Shares repurchased for cancellation				$ 7,692	$ 8,626
Retained earnings
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation				$ 320,924	$ 385,825
Other related parties
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation (in shares)				877,000	4,025,000